Revenue Information (Tables)	12 Months Ended
Dec. 31, 2025
Revenue Information [Abstract]
Schedule of Revenue

The Group’s revenues consist of the following:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD

Digital Agricultural Commerce Services:
Membership services	99,924	95,589	84,821	12,129
Value-added services	65,850	52,712	47,755	6,829
Transaction services	5,147	4,305	2,756	394
Total Digital Agricultural Commerce Services	170,921	152,606	135,332	19,352
Other Digital Agricultural Solutions	16,602	8,715	5,323	761
Total revenues	187,523	161,321	140,655	20,113

Timing of recognition

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD

Revenue from services transferred to customers at a point in time	51,917	41,996	41,836	6,013
Revenue from services transferred to customers over time	135,606	119,325	98,819	14,100
Total revenues	187,523	161,321	140,655	20,113

Schedule of Changes in Contract Liabilities

Under the requirements of ASC 606-10-50-8, the changes in contract liabilities are presented as follows:

	RMB	USD

As of January 1, 2023	88,906	12,713
Addition	169,811	24,283
Recognized as revenue	(135,606)	(19,391)
Recognized tax amount allocated	(7,626)	(1,091)
Refund	(3,162)	(452)
As of December 31, 2023	112,323	16,062
Addition	115,511	16,518
Recognized as revenue	(119,325)	(17,063)
Recognized tax amount allocated	(7,385)	(1,056)
Refund	(798)	(115)
As of December 31, 2024	100,326	14,346
Addition	93,842	13,419
Recognized as revenue	(98,818)	(14,130)
Recognized tax amount allocated	(5,929)	(848)
Refund	(599)	(85)
As of December 31, 2025	88,822	12,702